Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 13,411,441	$ 10,634,558
Other non-current liabilities (refer note 18)	6,461,083	0
Convertible note liability (refer note 19)		1,117,255
Lease liability	1,136,152	568,346
Non-Derivatives	21,008,676	12,320,159
Less than 12 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	13,411,441	10,634,558
Other non-current liabilities (refer note 18)	0
Convertible note liability (refer note 19)		1,117,255
Lease liability	331,715	230,499
Non-Derivatives	13,743,156	11,982,312
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Other non-current liabilities (refer note 18)	6,461,083
Convertible note liability (refer note 19)		0
Lease liability	804,437	337,847
Non-Derivatives	7,265,520	337,847
More than 5 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Other non-current liabilities (refer note 18)	0
Convertible note liability (refer note 19)		0
Lease liability	0	0
Non-Derivatives	0	0
Carrying Amount (Assets/Liabilities) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	13,411,441	10,634,558
Other non-current liabilities (refer note 18)	6,461,083
Convertible note liability (refer note 19)		1,104,878
Lease liability	1,047,526	520,304
Non-Derivatives	$ 20,920,050	$ 12,259,740